AUDITORS' REMUNERATION	12 Months Ended
Jun. 30, 2018
AUDITORS' REMUNERATION
AUDITORS' REMUNERATION

25.AUDITORS’ REMUNERATION

	Consolidated
	2018	2017	2016
	$	$	$

Audit and assurance services
PricewaterhouseCoopers in respect of:
Audit(1)	288,200	325,972	334,560
Audit related	—	107,451	—
Other audit firms in respect of:
Audit of the Financial Reports of subsidiaries	—	4,070	5,868

Total remuneration in respect of audit services	288,200	437,493	340,428

(1)

Audit fees consist of services that would normally be provided in connection with statutory & regulatory filings or engagements, including services that generally only the independent accountant can reasonably provide.